Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation (Details) [Line Items]
Profit tax	$ 2,000,000
Corporate percentage	8.25%
Profit tax rate percentage	25.00%	25.00%	25.00%
Profit exceeding	$ 2,000,000
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent	16.50%
Accounting standards rate percentage	25.00%
Profit tax rate percentage	21.00%
Operating loss carryforward	$ 11,186
Deferred tax valuation allowance	$ 19,041,477	$ 17,793,194	$ 15,565,127
HONG KONG
Taxation (Details) [Line Items]
Profit tax rate percentage	16.50%
State and Local Jurisdiction [Member]
Taxation (Details) [Line Items]
Operating loss carryforward	$ 11,186